Vessels, Net (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 25, 2019 USD ($)	May 10, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 18, 2013
Property, Plant and Equipment [Line Items]
Payments to acquire vessels			$ 44,623	$ 5,563
Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired							10
Two LR1 and Three MR1 Product Tankers | Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired			5			5
Payments to Acquire Businesses, Gross						$ 84,430
Amount of loan used to finance purchase of vessel						32,500
Accounts Receivable, Sale						33,210
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type	2000-built VLCC
Vessel capacity in DWT	298,570
Sale price	$ 21,750
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 651
Shinyo Ocean
Property, Plant and Equipment [Line Items]
Vessel type		2001-built VLCC
Vessel capacity in DWT		281,395
Sale price		$ 12,525
Nave Electron
Property, Plant and Equipment [Line Items]
Vessel type					2002-built VLCC
Vessel capacity in DWT					305,178
Sale price					$ 25,250
Other Regulatory Assets (Liabilities) [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire vessels			$ 3,654	$ 5,563		$ 18,207